DEFERRED TAX ASSETS AND LIABILITIES (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred Tax Assets And Liabilities Details 2Abstract
Changes in deferred tax assets	$ (6.4)	$ (62.7)
Changes in deferred tax liabilities	10.1	21.7
Currency translation adjustments	(3.3)	6.4
Deferred tax movements (expense) at December 31	0.4	(34.6)
Recognized in the consolidated statements of comprehensive income	6.8	(34.4)	$ 42.7
Recognized in equity	$ (6.4)	$ (0.2)